Annual Report


              DEVELOPING
              TECHNOLOGIES
              FUND
              DECEMBER 31, 2001

[logo]

T. ROWE PRICE

REPORT HIGHLIGHTS
Developing Technologies Fund

o The fund's return over the last year was well behind the S&P 500 but ahead of the Lipper index for similar funds in a dismal environment for technology stocks.

o The portfolio is broadly diversified across the primary segments of the technology sector, such as software, semiconductors, and information services.

o We continue to focus on the most promising companies in the areas of telecommunications, data networking, semiconductors, software, and electronic commerce.

o Although the fund has faced a tough market environment since inception, we are optimistic about its long-term growth prospects.










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

FELLOW SHAREHOLDERS

In the worst stock market in over 25 years, science and technology stocks endured another year of volatility and steep declines as fourth-quarter gains were not enough to offset the losses of the first nine months. In the broad market, the S&P 500 climbed 19% from its September trough through the end of the year, the Dow Jones Industrial Average rose 22%, and the Nasdaq Composite surged 37%. The picture was different for the year overall. The S&P 500 and Nasdaq Composite concluded their worst two-year losses in nearly three decades, while the Dow suffered its first back-to-back losses since 1977-78.

PERFORMANCE COMPARISON

     Periods Ended 12/31/01              6 Months         12 Months
     --------------------------------------------------------------
     Developing Technologies Fund          -8.84%          -30.58%
     --------------------------------------------------------------
     S&P 500 Stock Index                   -5.56           -11.89
     --------------------------------------------------------------
     Lipper Science & Technology
     Fund Index                           -16.20           -34.72
     --------------------------------------------------------------

          Your fund finished the 6- and 12-month periods with losses of 8.84% and 30.58%, respectively, well behind the unmanaged Standard & Poor's 500 Stock Index but comfortably ahead of the Lipper Science & Technology Fund Index of comparable funds. Since its inception on August 31, 2000, the fund's results have compared favorably with our peer group with an average annual compound total return of -49.94% versus -57.03% for the Lipper index, but the absolute results remain disappointing in one of the most difficult environments for technology stocks in quite some time.

     MARKET ENVIRONMENT

          Almost every major index finished down for the year. The broad S&P 500 Index suffered its worst decline since 1977, falling a bit less than 12%. Growth stocks again lagged value stocks, with technology among the worst-performing growth sectors.

          The recent environment for technology stocks was the most hostile in memory. The same set of industry-specific factors that depressed technology stocks in the latter part of 2000 continued to plague them in

          2001: sluggish demand for PCs and cellular phones; business model and funding challenges among wireline communications carriers; intensifying price competition; excess capacity among semiconductor manufacturers; lengthening sales cycles; and bloated cost structures. While the technology sector was better prepared to grapple with these issues entering 2001, it was not prepared to do so in an environment of global economic weakness. Moreover, the tragic events of September 11 served to extend and deepen this hardship. Notwithstanding a slew of interest rate cuts, modest inflation, lower mortgage rates, and a multibillion-dollar tax cut, corporate spending fell sharply, driven by a decline in spending on information technology. Against this backdrop, technology fundamentals soured further, with revenues and profits shrinking at many, if not most, companies. Several icons of the bull market in technology stocks during the late 1990s, such as At Home, Compaq Computer, EMC, Lucent Technologies, Motorola, Sun Microsystems, Texas Instruments, and Yahoo!, experienced quarterly operating losses and suffered devastating stock price declines.

 ...WE BELIEVE THAT TECHNOLOGY SECTOR FUNDAMENTALS WILL IMPROVE GRADUALLY DURING 2002...

          Nevertheless, on the heels of two consecutive years of significant losses, 11 interest rate cuts by the Federal Reserve, tax relief, and possible Congressional fiscal stimulus in 2002, we now focus on the timing and degree of the eventual recovery. With the sector still challenged by excess capacity and decelerating secular growth dynamics in the three primary industry drivers of the 1990s--personal computers, wireless handsets, and wireline infrastructure expenditures--we find it difficult to endorse a surging recovery. Instead, we believe that technology sector fundamentals will improve gradually during 2002, and we expect some setbacks and continued volatility along the way.

     PORTFOLIO REVIEW

          The fund remains diversified in software, semiconductors, and information services, which together represent 75% of the portfolio. Over the past six months, the software sector was the best-performing segment, driven by technical software, while the communications sector continued to underperform the overall portfolio. We reduced our exposure to communications over the past six months, and we lowered the overall concentration so that the fund's 25 largest holdings represent a little over 60% of portfolio assets compared with more than 70% at the start of the year. At the end of 2001, the median market capitalization for the fund stood at $2.2 billion.

     [pie chart]

     Software               38%
     Semiconductors         24%
     Information Services   13%
     Communications         10%
     Reserves                8%
     Hardware                4%
     Media/Telecom Services  3%

Based on net assets as of 12/31/2001.

     [end pie chart]

          By year-end, we had eliminated Multilink Technologies and established new positions in Illuminet, Western Wireless, and Webex Communications, and also made substantial purchases in existing holdings such as Informatica and Stellent. Illuminet was subsequently acquired by VeriSign before year-end. The fund's top five holdings were VeriSign, Electronic Arts, NetIQ, Maxim Integrated Products, and Cabot Microelectronics.

     STRATEGY

          The prominent characteristic of our investment approach is intensive, hands-on research in the areas of telecommunications, data networking, semiconductors, software, and electronic commerce. Company visits, customer and competitor interviews, detailed financial analysis, and industry studies drive our investment decisions. While we will invest across a broad range of small, medium, and large companies, we attempt to maintain a median market capitalization solidly within the $2 billion-to-$10 billion range.
          We emphasize emerging technology stocks with higher growth potential than may be possible with established technology companies.

          Our investment philosophy can be summarized by the following five principles:

               o Maintain consistent exposure to long-term, secular investment themes within the technology sector.
               o Diversify across the most attractive segments of the
                 technology sector.
               o Seek investments in companies that possess significant
                 intellectual property and sustainable business models.
               o Emphasize companies embarking on new product cycles that will maintain or accelerate their growth rates.
               o Seek companies whose management has a demonstrated track record for identifying market opportunities and executing a business plan.

          Applying these principles to the portfolio process has several ramifications. First, in contrast to most technology funds, our investments will emphasize emerging technology companies addressing new product segments and undeveloped markets. Second, the size of the fund gives us the opportunity to make outsized investments in those emerging companies with, in our opinion, the brightest future. Third, the fund will not emphasize companies that sell commodity products whose future is driven more by supply and demand relationships than company execution. Fourth, our core holdings will be in companies with capable management teams. Finally, investments in emerging technology companies, particularly those with small market capitalizations, increase the potential long-term rewards but also amplify the volatility of the fund. However, we believe that over the long term, the rewards will compensate shareholders for these additional risks.

     OUTLOOK

          Fundamentals for technology companies continued to deteriorate throughout 2001 and likely reached a trough in the September quarter. We expect the economy to improve gradually and steadily throughout 2002, with the broader stock market posting positive, if unspectacular, returns. Although we are concerned that the appreciation in the technology sector in the December quarter already assumes a meaningful recovery in both growth and profitability, we expect the macroeconomic environment and sequential improvement in financial results will create a more favorable backdrop for technology stocks. While the technology sector has been through a trying period, the longer-term investment opportunities remain plentiful due to technology's growth potential, and we are committed to realizing these opportunities on your behalf.


          Respectfully submitted,

          /s/Michael F. Sola

          Michael F. Sola
          Chairman of the fund's Investment Advisory Committee

          January 15, 2002

          The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

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PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
                                                                   Percent of
                                                                   Net Assets
                                                                     12/31/01
------------------------------------------------------------------------------
VeriSign                                                                 5.3%
 ..............................................................................
Electronic Arts                                                          4.0
 ..............................................................................
NetIQ                                                                    4.0
 ..............................................................................
Maxim Integrated Products                                                3.9
 ..............................................................................
Cabot Microelectronics                                                   3.6
------------------------------------------------------------------------------
Informatica                                                              3.3
 ..............................................................................
Western Wireless                                                         2.7
 ..............................................................................
Analog Devices                                                           2.5
 ..............................................................................
Cisco Systems                                                            2.4
 ..............................................................................
VERITAS Software                                                         2.4
------------------------------------------------------------------------------
Siebel Systems                                                           2.3
 ..............................................................................
Stellent                                                                 2.2
 ..............................................................................
Wind River Systems                                                       2.0
 ..............................................................................
MatrixOne                                                                1.9
 ..............................................................................
Precise Software Solutions                                               1.9
------------------------------------------------------------------------------
Lattice Semiconductor                                                    1.9
 ..............................................................................
BISYS                                                                    1.9
 ..............................................................................
McDATA                                                                   1.8
 ..............................................................................
Flextronics                                                              1.8
 ..............................................................................
Mercury Interactive                                                      1.5
------------------------------------------------------------------------------
Verity                                                                   1.5
 ..............................................................................
QUALCOMM                                                                 1.5
 ..............................................................................
Xilinx                                                                   1.5
 ..............................................................................
Sipex                                                                    1.5
 ..............................................................................
Cognex                                                                   1.4
------------------------------------------------------------------------------

Total                                                                   60.7%

Note: Table excludes reserves.

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PORTFOLIO HIGHLIGHTS

MAJOR PORTFOLIO CHANGES
Listed in descending order of size

6 Months Ended 12/31/01

Ten Largest Purchases                    Ten Largest Sales
-----------------------------------------------------------------------------
Stellent                                 VeriSign
 ...................................      ....................................
Illuminet(***)                           Internet Security Systems
 ...................................      ....................................
Western Wireless(*)                      BISYS
 ...................................      ....................................
Informatica                              NetIQ
 ...................................      ....................................
Internet Security Systems                Verisity
 ...................................      ....................................
BISYS                                    Stellent
 ...................................      ....................................
VeriSign                                 Applied Micro Circuits
 ...................................      ....................................
Webex Communications(*)                  Netegrity
 ...................................      ....................................
Verisity                                 O2Micro International
 ...................................      ....................................
Mercury Interactive                      Multilink Technologies(**)
 ...................................      ....................................

  (*) Position added
 (**) Position eliminated
(***) Position added and eliminated (acquired by VeriSign).

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PERFORMANCE COMPARISON
-------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

     DEVELOPING TECHNOLOGIES FUND
     --------------------------------------------------------------------------

     [bar chart]

     as of 12/31/01 Lipper Science &                            Developing
                       Technology           S&P 500            Technologies
         Date          Fund Index         Stock Index              Fund
                       ($3,831)            ($7,693)              ($5,006)
     ----------    -------------------  -----------------      -------------
      8/31/2000        $10,000              $10,000               $10,000
     09/30/2000        $ 8,975              $ 9,472               $ 9,910
     12/31/2000        $ 5,868              $ 8,731               $ 7,211
     03/31/2001        $ 4,079              $ 7,696               $ 4,187
     06/30/2001        $ 4,571              $ 8,146               $ 5,491
     09/30/2001        $ 2,890              $ 6,951               $ 3,085
     12/31/2001        $ 3,831              $ 7,693               $ 5,006

     [end bar chart]

AVERAGE ANNUAL COMPOUND TOTAL RETURN
-------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                             Since  Inception
                     Periods Ended 12/31/01     1 Year   Inception       Date
     ------------------------------------------------------------------------
     Developing Technologies Fund               -30.58%    -40.49%    8/31/00
     ........................................................................

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
-------------------------------------------------------------------------------

                                              Year                    8/31/00
                                             Ended                    Through
                                          12/31/01                   12/31/00

     NET ASSET VALUE
     Beginning of period                 $    7.13                   $  10.00
                                         ............................................
     Investment activities
       Net investment income (loss)          (0.05)(*)                  (0.02)(*)
       Net realized and
       unrealized gain (loss)                (2.13)                     (2.76)
                                         ............................................
       Total from
       investment activities                 (2.18)                     (2.78)
                                         ............................................
     Distributions
       Net realized gain                         -                      (0.09)
                                         ............................................
     NET ASSET VALUE
     End of period                       $    4.95                   $   7.13
                                         --------------------------------------------

     Ratios/Supplemental Data
     Total return(o)                        (30.58)%(*)                (27.89)%(*)
     ................................................................................
     Ratio of total expenses to
     average net assets                       1.50%(*)                   1.50%(*)([dagger])
     ................................................................................
     Ratio of net investment
     income (loss) to average
     net assets                              (1.27)%(*)                 (0.86)%(*)([dagger])
     ................................................................................
     Portfolio turnover rate                 107.5%                     232.6%([dagger])
     ................................................................................
     Net assets, end of period
     (in thousands)                      $  26,647                   $ 18,167
     ................................................................................


(o) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
(*) Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through 12/31/02.
([dagger]) Annualized

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------


                                                              December 31, 2001

STATEMENT OF NET ASSETS                            Shares               Value
-------------------------------------------------------------------------------
                                                                 In thousands
     COMMON STOCKS 92.3%
     INFORMATION SERVICES 12.3%
     Data Services 4.4%
     BISYS(*)                                       8,000         $       512
     ..........................................................................
     Concord EFS(*)                                10,000                 328
     ..........................................................................
     Jack Henry & Associates                       15,000                 327
     ..........................................................................
                                                                        1,167
                                                                  .............
     E-Commerce 7.9%
     KPMG Consulting(*)                            20,000                 333
     ..........................................................................
     VeriSign(*)                                   37,000               1,408
     ..........................................................................
     Webex Communications(*)                       15,000                 373
     ..........................................................................
                                                                        2,114
                                                                  .............
     Total Information Services                                         3,281
                                                                  .............

     SEMICONDUCTORS 23.6%
     Semiconductor Equipment 7.7%
     ASM Lithography(*)                             8,000                 137
     ..........................................................................
     ATMI(*)                                       12,000                 287
     ..........................................................................
     Cabot Microelectronics(*)                     12,000                 951
     ..........................................................................
     Cognex(*)                                     15,000                 384
     ..........................................................................
     KLA-Tencor(*)                                  3,000                 149
     ..........................................................................
     Lam Research(*)                                6,000                 139
     ..........................................................................
                                                                        2,047
                                                                  .............
     Analog Semiconductors 11.4%
     Analog Devices(*)                             15,000                 666
     ..........................................................................
     Applied Micro Circuits(*)                     15,000                 170
     ..........................................................................
     KEMET(*)                                      15,000                 266
     ..........................................................................
     Maxim Integrated Products(*)                  20,000               1,050
     ..........................................................................
     Micrel(*)                                     10,000                 263
     ..........................................................................
     O2Micro(*)                                    10,000                 240
     ..........................................................................
     Sipex(*)                                      30,000                 389
     ..........................................................................
                                                                        3,044
                                                                  .............
     Digital Semiconductor 4.5%
     Altera(*)                                     14,000                 297
     ..........................................................................


T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

                                                   Shares               Value
-------------------------------------------------------------------------------
                                                                 In thousands

     Lattice Semiconductor(*)                      25,000         $       514
     ..........................................................................
     Xilinx(*)                                     10,000                 390
     ..........................................................................
                                                                        1,201
                                                                  .............
     Total Semiconductors                                               6,292
                                                                  .............

     COMMUNICATIONS 10.5%
     Telecom Equipment 6.8%
     CIENA(*)                                      15,000                 214
     ..........................................................................
     JDS Uniphase(*)                               30,000                 260
     ..........................................................................
     Nokia ADR                                     15,000                 368
     ..........................................................................
     ONI Systems(*)                                30,000                 189
     ..........................................................................
     Openwave Systems(*)                           35,000                 343
     ..........................................................................
     QUALCOMM(*)                                    8,000                 404
     ..........................................................................
     Sonus Networks(*)                             10,000                  46
     ..........................................................................
                                                                        1,824
                                                                  .............
     Data Networking 3.7%
     Cisco Systems(*)                              35,000                 634
     ..........................................................................
     Newport                                       12,000                 232
     ..........................................................................
     Packeteer(*)                                  15,000                 110
     ..........................................................................
                                                                          976
                                                                  .............
     Total Communications                                               2,800
                                                                  .............

     HARDWARE 3.6%
     Systems 1.8%
     McDATA(*)                                     20,000                 492
     ..........................................................................
                                                                          492
                                                                  .............
     Contract Manufacturing 1.8%
     Flextronics(*)                                20,000                 480
     ..........................................................................
                                                                          480
                                                                  .............
     Total Hardware                                                       972
                                                                  .............

     SOFTWARE 36.8%
     Enterprise Software 18.2%
     Adobe Systems                                 12,000                 373
     ..........................................................................
     Informatica(*)                                60,000                 870
     ..........................................................................
     Mercury Interactive(*)                        12,000                 408
     ..........................................................................
     NetIQ(*)                                      30,000               1,058
     ..........................................................................

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

                                                   Shares               Value
-------------------------------------------------------------------------------
                                                                 In thousands
     Peregrine Systems(*)                          25,000         $       370
     ..........................................................................
     Precise Software Solutions(*)                 25,000                 517
     ..........................................................................
     Siebel Systems(*)                             22,000                 616
     ..........................................................................
     VERITAS Software(*)                           14,000                 628
     ..........................................................................
                                                                        4,840
                                                                  .............
     Consumer and Multi Media Software 4.1%
     Electronic Arts(*)                            18,000               1,079
     ..........................................................................
                                                                        1,079
                                                                  .............
     Technical Software 4.8%

     Magma Design Automation(*)                    12,000                 363
     ..........................................................................
     Verisity(*)([double dagger])                  20,000                 382
     ..........................................................................
     Wind River Systems(*)                         30,000                 537
     ..........................................................................
                                                                        1,282
                                                                  .............
     Internet Software 9.7%

     Actuate(*)                                    60,000                 318
     ..........................................................................
     Internet Security Systems(*)                  10,000                 321
     ..........................................................................
     Liberate Technologies                         20,000                 230
     ..........................................................................
     MatrixOne(*)                                  40,000                 519
     ..........................................................................
     Netegrity(*)                                  10,000                 194
     ..........................................................................
     Stellent(*)                                   20,000                 597
     ..........................................................................
     Verity(*)                                     20,000                 405
     ..........................................................................
                                                                        2,584
                                                                  .............
     Total Software                                                     9,785
                                                                  .............

     MEDIA/TELECOM SERVICES 2.7%

     Media/Telecom Services 2.7%
     Western Wireless (Class A)(*)                 25,000                 706
     ..........................................................................
     Total Media/Telecom Services                                         706
                                                                  .............
     Total Miscellaneous Common Stocks 2.8%                               752
                                                                  .............
     Total Common Stocks (Cost $28,042)                                24,588
                                                                  .............

     OPTIONS WRITTEN 0.0%

     NetIQ, Contracts, Call, 1/18/02 @ $40.00(*)     (100)                 (7)
     ..........................................................................
     Total Options Written (Cost $(15))                                    (7)
                                                                  .............

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

                                                   Shares               Value
-------------------------------------------------------------------------------
                                                                 In thousands
     OPTIONS PURCHASED 0.2%

     Applied Micro Circuits, Contracts
          Put, 1/18/02 @ $15.00(*)                       75         $      29
     ..........................................................................
     Internet Security Systems, Contracts
          Put, 1/18/02 @ $30.00(*)                       30                 4
     ..........................................................................
     Netegrity, Contracts, Put, 1/18/02 @ $20.00(*)     100                20
     ..........................................................................
     NetIQ, Contracts, Put, 1/18/02 @ $35.00(*)          50                11
     ..........................................................................
     Total Options Purchased (Cost $81)                                    64
                                                                  .............

     SHORT-TERM INVESTMENTS 5.6%

     Money Market Funds 5.6%

     T. Rowe Price Government Reserve
     Investment Fund, 1.81%(#)                        1,489             1,489
     ..........................................................................
     Total Short-Term Investments (Cost $1,489)                         1,489
                                                                  .............

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-------------------------------------------------------------------------------

                                                                         Value
-------------------------------------------------------------------------------
                                                                  In thousands
     Total Investments in Securities

     98.1% of Net Assets (Cost $29,597)                           $     26,134

     Other Assets Less Liabilities                                         513
                                                                  .............

     NET ASSETS                                                   $     26,647
                                                                  -------------
     Net Assets Consist of:
     Undistributed net realized gain (loss)                       $     (7,785)
     Net unrealized gain (loss)                                         (3,463)
     Paid-in-capital applicable to 5,381,346 shares of
     $0.0001 par value capital stock outstanding;
     1,000,000,000 shares authorized                                    37,895
                                                                  .............

     NET ASSETS                                                   $     26,647
                                                                  -------------
     NET ASSET VALUE PER SHARE                                    $       4.95
                                                                  -------------

      (#) Seven-day yield
      (*) Non-income producing
      [double dagger] Securities contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at year-end amounts to $382 and represents 1% of net assets ADR American Depository Receipts

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
In thousands

                                                                         Year
                                                                        Ended
                                                                     12/31/01
     Investment Income (Loss)

       Income
       Interest                                                   $        44
       Dividend                                                             1
                                                                  .............
       Total income                                                        45
                                                                  .............
     Expenses
       Custody and accounting                                              87
       Shareholder servicing                                               81
       Investment management                                               62
       Registration                                                        25
       Prospectus and shareholder reports                                  21
       Legal and audit                                                     15
       Directors                                                            7
       Proxy and and annual meeting                                         1
       Miscellaneous                                                        2
                                                                  .............
       Net expenses                                                       301
                                                                  .............
     Net investment income (loss)                                        (256)
                                                                  .............
     Realized and Unrealized Gain (Loss)
     Net realized gain (loss)
       Securities                                                      (6,181)
       Written options                                                     69
                                                                  .............
       Net realized gain (loss)                                        (6,112)
                                                                  .............
     Change in net unrealized gain (loss)
       Securities                                                        (166)
       Written options                                                     10
                                                                  .............
       Change in net unrealized gain (loss)                              (156)
                                                                  .............
     Net realized and unrealized gain (loss)                           (6,268)
                                                                  .............
     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                       $    (6,524)
                                                                  -------------

     The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
In thousands


                                                        Year          8/31/00
                                                       Ended          Through
                                                    12/31/01         12/31/00

     Increase (Decrease) in Net Assets
     Operations
       Net investment income (loss)                 $   (256)        $    (41)
       Net realized gain (loss)                       (6,112)          (1,482)
       Change in net unrealized gain (loss)             (156)          (3,307)
                                                   .............................
       Increase (decrease) in net assets from
       operations                                     (6,524)          (4,830)
                                                   .............................
     Distributions to shareholders
       Net realized gain                                   -             (210)
                                                   .............................
     Capital share transactions (*)
       Shares sold                                    20,948           24,357
       Distributions reinvested                            -              207
       Shares redeemed                                (5,967)          (1,466)
       Redemption fees received                           23                9
                                                   .............................
       Increase (decrease) in net assets from
       capital share transactions                     15,004           23,107
                                                   .............................

     Net Assets
     Increase (decrease) during period                 8,480           18,067
     Beginning of period                              18,167              100
                                                   .............................
     End of period                                  $ 26,647         $ 18,167
                                                   -----------------------------

  (*)Share information
       Shares sold                                     4,048            2,699
       Distributions reinvested                            -               26
       Shares redeemed                                (1,213)            (189)
                                                   .............................
                                                       2,835            2,536
       Increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------
                                                              December 31, 2001

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on August 31, 2000. The fund seeks to provide long-term capital growth.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than 12 months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

     Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the period ended December 31, 2001 were as follows:
     --------------------------------------------------------------------------


                                                Number of
                                                Contracts            Premiums
     Outstanding at beginning of period             100           $   94,000
     Written                                        670              182,000
     Expired                                       (250)             (56,000)
     Closed                                        (420)            (204,000)
                                                  .............................

     Outstanding at end of period                   100           $   16,000
                                                  -----------------------------

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $34,184,000 and $20,433,000, respectively, for the year ended December 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

     There were no distributions in the year ended December 31, 2001. The tax-basis components of net assets at December 31, 2001 were as follows:
     --------------------------------------------------------------------------


     Unrealized appreciation                                     $  3,657,000
     Unrealized depreciation                                       (8,471,000)
                                                                 ..............
     Net unrealized appreciation (depreciation)                    (4,814,000)
     Capital loss carryforwards                                    (6,434,000)
                                                                 ..............
     Distributable earnings                                       (11,248,000)
     Paid-in capital                                               37,895,000
                                                                 ..............

     Net assets                                                  $ 26,647,000
                                                                 --------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31, 2001 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $1,298,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002. Further, federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option transactions; accordingly, $53,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of December 31, 2001. The fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $6,434,000 of capital loss carryforwards that expire in 2009.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.
     --------------------------------------------------------------------------


     Undistributed net investment income                            $ 256,000
     Paid-in-capital                                                 (256,000)

     At December 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $30,948,000.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

     management agreement between the fund and the manager provides for an annual investment management fee, of which $13,000 was payable at December 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.60% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.50%. Thereafter, through December 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.50%. Pursuant to this agreement, $122,000 of management fees were not accrued by the fund for the year ended December 31, 2001. At December 31, 2001, unaccrued fees and other expenses in the amount of $199,000 remain subject to reimbursement by the fund through December 31, 2004.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $134,000 for the year ended December
     31, 2001, of which $13,000 was payable at year end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $44,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Developing Technologies Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Developing Technologies Fund, Inc. (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 18, 2002

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------


ANNUAL MEETING RESULTS
-------------------------------------------------------------------------------

The T. Rowe Price Developing Technologies Fund held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund.

The results of voting were as follows (by number of shares):


M. David Testa                          F. Pierce Linaweaver
Affirmative:            2,760,325.224   Affirmative:            2,756,158.236
Withhold:                  44,671.074   Withhold:                  48,838.062

Total:                  2,804,996.298   Total:                  2,804,996.298

James A.C. Kennedy                      Hanne M. Merriman
Affirmative:            2,759,763.258   Affirmative:            2,762,037.005
Withhold:                  45,233.040   Withhold:                  42,959.293

Total:                  2,804,996.298   Total:                  2,804,996.298

Calvin W. Burnett                       John G. Schreiber
Affirmative:            2,739,326.084   Affirmative:            2,760,533.937
Withhold:                  65,670.214   Withhold:                  44,462.361

Total:                  2,804,996.298   Total:                  2,804,996.298

Anthony W. Deering                      Hubert D. Vos
Affirmative:            2,760,533.937   Affirmative:            2,757,126.266
Withhold:                  44,462.361   Withhold:                  47,870.032

Total:                  2,804,996.298   Total:                  2,804,996.298

Donald W. Dick, Jr.                     Paul M. Wythes
Affirmative:            2,761,501.967   Affirmative:            2,757,126.266
Withhold:                  43,494.331   Withhold:                  47,870.032

Total:                  2,804,996.298   Total:                  2,804,996.298

David K. Fagin                          James S. Riepe
Affirmative:            2,757,126.266   Affirmative:            2,757,940.476
Withhold:                  47,870.032   Withhold:                  47,055.822

Total:                  2,804,996.298   Total:                  2,804,996.298

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------

                                                                        Number of
                                                                        Portfolios
                                Term of         Principal               in Fund         Other
Name,           Position(s)     Office(*)       Occupation(s)           Complex         Directorships
Address, and    Held With       and Length of   During Past             Overseen        Held of Public
Date of Birth   Fund            Time Served     5 Years                 by Director     Companies
-------------------------------------------------------------------------------------------------------
Calvin W.       Director        Elected 2001    President,              97              Provident Bank
Burnett, Ph.D.                                  Coppin State                            of Maryland
100 East Pratt                                  College
Street
3/16/32

-------------------------------------------------------------------------------------------------------
Anthony W.      Director        Elected 2001    Director,               97              The Rouse
Deering                                         Chairman of                             Company
100 East Pratt                                  the Board,
Street                                          President, and
1/28/45                                         Chief Executive
                                                Officer, The
                                                Rouse Company,
                                                real estate
                                                developers
-------------------------------------------------------------------------------------------------------
Donald W.       Director        Elected 2000    Principal,              97              Not Applicable
Dick, Jr.                                       EuroCapital
100 East Pratt                                  Advisors, LLC, an
Street                                          acquisition and
1/27/43                                         management
                                                advisory firm
-------------------------------------------------------------------------------------------------------
David K. Fagin  Director        Elected 2000    Director,               97              Dayton Mining
100 East Pratt                                  Dayton Mining                           Corporation,
Street                                          Corporation                             Golden Star
4/9/38                                          (6/98 to pre-                           Resources Ltd.,
                                                sent), Golden                           and Canyon
                                                Star Resources                          Resources, Corp.
                                                Ltd., and Canyon
                                                Resources, Corp.
                                                (5/00 to pre-
                                                sent); Chairman
                                                and President,
                                                Nye Corporation
-------------------------------------------------------------------------------------------------------
(*)Each director serves until election of a successor.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

                                                                        Number of
                                                                        Portfolios
                                Term of         Principal               in Fund         Other
Name,           Position(s)     Office(*) and   Occupation(s)           Complex         Directorships
Address, and    Held With       Length of       During Past             Overseen        Held of Public
Date of Birth   Fund            Time Served     5 Years                 by Director     Companies
----------------------------------------------------------------------------------------------------------
F. Pierce       Director        Elected 2001    President, F.           97              Not Applicable
Linaweaver                                      Pierce
100 East Pratt                                  Linaweaver &
Street                                          Associates, Inc.,
8/22/34                                         consulting
                                                environmental and
                                                civil engineers

----------------------------------------------------------------------------------------------------------
Hanne M.        Director        Elected 2001    Retail Business         97              Ann Taylor Stores
Merriman                                        Consultant                              Corporation,
100 East Pratt                                                                          Ameren Corp.,
Street                                                                                  Finlay
11/16/41                                                                                Enterprises, Inc.,
                                                                                        The Rouse
                                                                                        Company, and
                                                                                        US Airways
                                                                                        Group, Inc.
----------------------------------------------------------------------------------------------------------
John G.         Director        Elected 2001    Owner/President,        97              AMLI Residential
Schreiber                                       Centaur Capital                         Properties Trust,
100 East Pratt                                  Partners, Inc., a                       Host Marriott
Street                                          real estate                             Corporation,
10/21/46                                        investment com-                         and The Rouse
                                                pany; Senior                            Company, real
                                                Advisor and                             estate
                                                Partner,                                developers
                                                Blackstone
                                                Real Estate
                                                Advisors, L.P.
----------------------------------------------------------------------------------------------------------
(*)Each director serves until election of a successor.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
-------------------------------------------------------------------------------

                                                                        Number of
                                                                        Portfolios
                                Term of         Principal               in Fund         Other
Name,           Position(s)     Office(*) and   Occupation(s)           Complex         Directorships
Address, and    Held With       Length of       During Past             Overseen        Held of Public
Date of Birth   Fund            Time Served     5 Years                 by Director     Companies
------------------------------------------------------------------------------------------------------
Hubert D. Vos   Director        Elected 2000    Owner/President,        97              Not Applicable
100 East Pratt                                  Stonington
Street                                          Capital
8/2/33                                          Corporation, a
                                                private
                                                investment company

------------------------------------------------------------------------------------------------------
Paul M.         Director        Elected 2000    Founding Partner        97              Teltone
Wythes                                          of Sutter Hill                          Corporation
100 East Pratt                                  Ventures, a ven-
Street                                          ture capital lim-
6/23/33                                         ited partnership,
                                                providing equity
                                                capital to young
                                                high technology
                                                companies
                                                throughout the
                                                United States
------------------------------------------------------------------------------------------------------
(*)Each director serves until election of a successor.

                                                                        Number of
                                                                        Portfolios      Other
                                Term of         Principal               in Fund         Director-
Name,           Position(s)     Office(*) and   Occupation(s)           Complex         ships Held
Address, and    Held With       Length of       During Past             Overseen        of Public
Date of Birth   Fund            Time Served     5 Years                 by Director     Companies
------------------------------------------------------------------------------------------------------
James A.C.      Director        Elected 2001    Managing Director and   32              Not
Kennedy                                         Director, T.Rowe Price                  Applicable
100 East Pratt                                  and T. Rowe Price
Street                                          Group, Inc.
8/15/53
------------------------------------------------------------------------------------------------------
(*)Each director serves until election of a successor.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
-------------------------------------------------------------------------------

INSIDE DIRECTORS (CONTINUED)
-------------------------------------------------------------------------------

                                                                                Number of
                                                                                Portfolios      Other
                                Term of         Principal                       in Fund         Director-
Name,           Position(s)     Office(*) and   Occupation(s)                   Complex         ships Held
Address, and    Held With       Length of       During Past                     Overseen        of Public
Date of Birth   Fund            Time Served     5 Years                         by Director     Companies
----------------------------------------------------------------------------------------------------------
James S. Riepe  Director        Elected 2000    Vice Chairman                   82              Not
100 East Pratt                                  of the Board, Director                          Applicable
Street                                          and Managing Director,
6/25/43                                         T.Rowe Price Group,
                                                Inc.; Director and
                                                Managing Director,
                                                T.Rowe Price; Chairman
                                                of the Board and
                                                Director, T. Rowe Price
                                                Investment Services,
                                                Inc., T. Rowe Price
                                                Retirement Plan
                                                Services, Inc., and
                                                T.Rowe Price Services,
                                                Inc.; Chairman of the
                                                Board, Director,
                                                President and Trust
                                                Officer, T. Rowe Price
                                                Trust Company; Director,
                                                T. Rowe Price
                                                International, Inc.
----------------------------------------------------------------------------------------------------------
M. David Testa  Director        Elected 2000    Vice Chairman                   97              Not
100 East Pratt                                  of the Board, Chief                             Applicable
Street                                          Investment Officer,
4/22/44                                         Director, and Managing
                                                Director, T. Rowe Price
                                                Group, Inc.; Chief
                                                Investment Officer,
                                                Director, and Managing
                                                Director, T. Rowe Price;
                                                Vice President
                                                and Director,
                                                T. Rowe Price Trust
                                                Company; Director,
                                                T. Rowe Price
                                                International, Inc.
----------------------------------------------------------------------------------------------------------
(*)Each director serves until election of a successor.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
-------------------------------------------------------------------------------

     INVESTMENT SERVICES AND INFORMATION

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES (*)

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

      (*) T. Rowe Price Brokerage is a division of T. Rowe Price Investment
         Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
-------------------------------------------------------------------------------

     T. ROWE PRICE RETIREMENT SERVICES

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES
          ---------------------------------------------------------------------

          T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

          INVESTMENT VEHICLES
          ---------------------------------------------------------------------

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans

T. ROWE PRICE WEB SERVICES
-------------------------------------------------------------------------------

     www.troweprice.com

          ACCOUNT INFORMATION
          ---------------------------------------------------------------------

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

          FINANCIAL TOOLS AND CALCULATORS
          ---------------------------------------------------------------------

          College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

          Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          INVESTMENT TRACKING AND INFORMATION
          ---------------------------------------------------------------------

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

          Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

          Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.

T. ROWE PRICE COLLEGE PLANNING
-------------------------------------------------------------------------------

     COLLEGE PLANNING

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Alaska Trust and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a child's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses (effective January 1, 2002).

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions (effective January 1, 2002). Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Planning Calculator. This Web-based application allows you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE MUTUAL FUNDS
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
STOCK FUNDS                     BOND FUNDS                      MONEY MARKET FUNDS[Dagger]
 ............................   ..............................   .............................
Domestic                        Domestic Taxable                Taxable
Blue Chip Growth(*)             Corporate Income                Prime Reserve
Capital Appreciation            GNMA                            Summit Cash Reserves
Capital Opportunity             High Yield(*)                   U.S. Treasury Money
Developing Technologies         New Income
Diversified Small-Cap Growth    Short-Term Bond                 Tax-Free
Dividend Growth                 Spectrum Income                 California Tax-Free Money
Equity Income(*)                Summit GNMA                     Maryland Tax-Free Money
Equity Index 500                U.S. Bond Index                 New York Tax-Free Money
Extended Equity Market Index    U.S. Treasury Intermediate      Summit Municipal Money Market
Financial Services              U.S. Treasury Long-Term         Tax-Exempt Money
Growth & Income
Growth Stock(*)                 Domestic Tax-Free               INTERNATIONAL/GLOBAL
Health Sciences                 California Tax-Free Bond        FUNDS
Media & Telecommunications      Florida Intermediate Tax-Free   .............................
Mid-Cap Growth(*)               Georgia Tax-Free Bond           Stock
Mid-Cap Value                   Maryland Short-Term             Emerging Europe &
New America Growth                Tax-Free Bond                   Mediterranean
New Era                         Maryland Tax-Free Bond          Emerging Markets Stock
New Horizons(**)                New Jersey Tax-Free Bond        European Stock
Real Estate                     New York Tax-Free Bond          Global Stock
Science & Technology(*)         Summit Municipal Income         Global Technology
Small-Cap Stock(*)              Summit Municipal Intermediate   International Discovery(**)
Small-Cap Value(*)              Tax-Free High Yield             International Equity Index
Spectrum Growth                 Tax-Free Income                 International Growth & Income
Tax-Efficient Growth            Tax-Free Intermediate Bond      International Stock(*)
Tax-Efficient Multi-Cap Growth  Tax-Free Short-Intermediate     Japan
Total Equity Market Index       Virginia Tax-Free Bond          Latin America
Value(*)                                                        New Asia
                                                                Spectrum International
BLENDED ASSET FUNDS
 ............................                                    Bond
Balanced                                                        Emerging Markets Bond
Personal Strategy Balanced                                      International Bond(*)
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

(*) T. Rowe Price Advisor Class available for these funds. The T. Rowe Price
  Advisor Class is offered only through financial intermediaries. For more information about T.Rowe Price Advisor Class funds, contact your financial professional or T.Rowe Price at 1-877-804-2315.

(**) Closed to new investors.

[Dagger] Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

  Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[logo]                             T.Rowe Price Investment Services,Inc.
                                   100 East Pratt Street
                                   Baltimore,MD 21202
                                                           F 133-050 12/31/01 R